Inventories, net - Schedule of inventory net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Inventories, net
Finished goods		¥ 284,350	¥ 160,063
Raw materials		44,773	61,856
Inventories		329,123	221,919
Less: inventory provision			(2,608)
Inventories, net	$ 50,440	¥ 329,123	¥ 219,311